Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2010 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD TARGET RETIREMENT 2010 FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD TARGET RETIREMENT 2010 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Target Retirement 2010 Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, additional breakpoints will be added to the contractual management fee schedule for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes increasingly more conservative for approximately 15 years after retirement. The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) through the implementation of a strategic asset allocation strategy as selected by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  After the Fund’s target retirement date, the Fund’s portfolio allocation to fixed income securities and fixed income funds increases.  On or before June 30, 2012, under normal market conditions, Wellington Management adjusts the Fund’s investments to achieve approximately 42% of assets in equity securities and equity funds and approximately 58% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.  After its target retirement date (2010), the Fund will gradually reach its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds, approximately 15 years from the date indicated in the Fund’s name.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

3.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

THE HARTFORD TARGET RETIREMENT 2010 FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTAX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTYX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTRX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTSX
THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTTTX